Acquisition of Bao Li Gaming Promotion Limited (Details 2) (USD $)	0 Months Ended	12 Months Ended
	Sep. 12, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Change in Fair Value of Contingent Consideration		$ 60,918,569	$ 12,445,789	$ (15,166,700)
Foreign Currency Translation Adjustment		65,092	(76,610)	669,109
Bao Li Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration		33,027,050	32,294,981
Payment	(15,000,000)	(13,000,000)	(13,000,000)
Ordinary Shares Issued		3,837,500	0	0
Change in Fair Value of Contingent Consideration		26,177,337	13,744,041
Foreign Currency Translation Adjustment		(75,256)	(11,972)
Contingent Consideration		$ 42,291,631	$ 33,027,050	$ 32,294,981